RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 112 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investments	$ 270,834,244	$ 260,648,556
Total contributions	$ 19,420,034	$ 19,532,349
Quaker Chemical Corporation Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in plan	78,721	88,416
Fair value of investments	$ 10,809,221	$ 12,445,378
Value from sales of investments	896,727	572,015
Total contributions	$ 127,229	$ 174,343